Interim Condensed Consolidated Statements of Financial Position - CAD ($)	Jun. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Current assets
Cash	$ 5,732,862	$ 5,056,040	$ 32,025,899
Trade receivable and other receivables	1,547,341	3,689,475	3,786,281
Government assistance and R&D tax credit receivable	918,071	2,179,423	2,558,670
Inventories	1,642,410	1,246,946	2,937,149
Prepaid expenses	2,432,130	1,325,991	1,052,494
Total current assets	12,272,814	13,497,875	42,360,493
Property and equipment	1,726,977	2,071,457	3,623,009
Right-of-use assets	2,094,588	3,180,318	5,892,374
Intangible assets	62,518,850	45,838,108	34,761,189
Prepaid financing fees		264,523
Goodwill	7,318,126	7,318,126	7,318,126
Total non-current assets	73,658,541	58,672,532	51,594,698
Total assets	85,931,355	72,170,407	93,955,191
Current liabilities
Accounts payable and accrued liabilities	14,468,848	13,570,905	10,988,362
Provisions		878,144
Conversion option	167,905	737,974
Warrant liability	734,759
Current portion of lease liabilities	663,920	722,675	673,605
Current portion of government grant liabilities	575,833	568,807
Current portion of long-term debt			30,342,675
Total current liabilities	16,611,265	16,478,505	42,004,642
Long-term debt	77,712,057	47,725,583	11,274,618
Redeemable stock options		6,102,496	6,102,496
Lease liabilities	1,834,441	3,058,558	5,905,498
Government grant liabilities	1,078,762	899,489	1,409,694
Total non-current liabilities	80,625,260	57,786,126	24,692,306
Total liabilities	97,236,525	74,264,631	66,696,948
Shareholders’ equity (deficiency)
Capital stock	545,690,309	452,246,204	433,689,768
Reserve – warrants	670,703	670,703	670,703
Reserve – stock options	5,627,767	31,659,392	28,708,766
Other component of equity	(2,087)	2,869,188	2,431,688
Deficit	(563,291,862)	(480,333,695)	(432,341,598)
Equity (deficiency) attributable to owners of the capital stock of the parent	(11,305,170)	7,111,792	33,159,327
Non-controlling interests		(9,206,016)	(5,901,084)
Total shareholders’ deficiency	(11,305,170)	(2,094,224)	27,258,243
Total liabilities and shareholders’ deficiency	$ 85,931,355	$ 72,170,407	$ 93,955,191